JPMorgan SmartRetirement® 2020 Fund
Schedule of Portfolio Investments as of March 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan SmartRetirement® 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 75.4%
Fixed Income — 47.1%
JPMorgan Core Bond Fund Class R6 Shares (a)	54,529	566,012
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	21,532	157,396
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	167	984
JPMorgan High Yield Fund Class R6 Shares (a)	14,336	89,028
Total Fixed Income		813,420
International Equity — 6.1%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	653	19,268
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	1,245	19,185
JPMorgan International Equity Fund Class R6 Shares (a)	3,775	67,500
Total International Equity		105,953
U.S. Equity — 22.2%
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	405	20,971
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	576	10,488
JPMorgan Small Cap Value Fund Class R6 Shares (a)	435	10,471
JPMorgan U.S. Equity Fund Class R6 Shares (a)	9,254	170,450
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	5,422	170,480
Total U.S. Equity		382,860
Total Investment Companies (Cost $1,245,261)		1,302,233
Exchange-Traded Funds — 18.5%
Alternative Assets — 0.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	42	3,507
JPMorgan Realty Income ETF (a)	249	10,501
Total Alternative Assets		14,008
Fixed Income — 6.7%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	53	2,377
JPMorgan Inflation Managed Bond ETF (a)	2,361	112,134
Total Fixed Income		114,511
International Equity — 8.2%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	454	16,439
JPMorgan International Research Enhanced Equity ETF (a)	2,279	125,526
Total International Equity		141,965
U.S. Equity — 2.8%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	648	48,893
Total Exchange-Traded Funds (Cost $304,984)		319,377
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.3%
U.S. Treasury Notes 0.88%, 1/31/2024 (b) (Cost $5,092)	5,248	5,082

JPMorgan SmartRetirement® 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 4.6%
Investment Companies — 4.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (a) (c) (Cost $79,627)	79,627	79,627
Total Investments — 98.8% (Cost $1,634,964)		1,706,319
Other Assets Less Liabilities — 1.2%		19,956
NET ASSETS — 100.0%		1,726,275

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
USD	United States Dollar

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2023.
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of March 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
EURO STOXX 50 Index	(95)	06/16/2023	EUR	(4,398)	(133)
MSCI EAFE E-Mini Index	(123)	06/16/2023	USD	(12,892)	(425)
MSCI Emerging Markets E-Mini Index	(773)	06/16/2023	USD	(38,480)	(1,167)
S&P 500 E-Mini Index	(42)	06/16/2023	USD	(8,685)	(378)
					(2,103)

Abbreviations
EAFE	Europe, Australasia and Far East
EUR	Euro
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement® 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$319,377	$—	$—	$319,377
Investment Companies	1,302,233	—	—	1,302,233

JPMorgan SmartRetirement® 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
U.S. Treasury Obligations	$—	$5,082	$—	$5,082
Short-Term Investments
Investment Companies	79,627	—	—	79,627
Total Investments in Securities	$1,701,237	$5,082	$—	$1,706,319
Depreciation in Other Financial Instruments
Futures Contracts	$(2,103)	$—	$—	$(2,103)
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2023
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$28,704	$1,364	$13,736	$(1,921)	$2,028	$16,439	454	$677	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	8,117	1,497	5,909	168	(366)	3,507	42	83	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	49,618	10,264	14,721	825	2,907	48,893	648	568	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	11,752	—	9,768	(1,466)	1,859	2,377	53	427	—
JPMorgan Core Bond Fund Class R6 Shares (a)	605,063	83,534	110,210	(13,605)	1,230	566,012	54,529	13,527	33
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	201,468	5,635	45,427	(5,210)	930	157,396	21,532	4,886	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	38,743	507	36,701	(7,382)	5,817	984	167	488	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	38,310	2,195	22,789	6,049	(4,497)	19,268	653	187	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	33,039	2,845	16,704	(6,217)	6,222	19,185	1,245	737	—
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	26,865	313	27,539	(2,189)	2,550	—	—	313	—
JPMorgan High Yield Fund Class R6 Shares (a)	97,771	14,302	23,849	(2,466)	3,270	89,028	14,336	4,416	—
JPMorgan Inflation Managed Bond ETF (a)	165,303	955	50,695	(1,580)	(1,849)	112,134	2,361	3,613	425
JPMorgan International Equity Fund Class R6 Shares (a)	84,355	2,063	27,136	5,444	2,774	67,500	3,775	2,063	—
JPMorgan International Research Enhanced Equity ETF (a)	130,075	18,614	38,023	(3,745)	18,605	125,526	2,279	2,744	—
JPMorgan Realty Income ETF (a)	23,805	459	11,568	3,053	(5,248)	10,501	249	358	1,818
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	22,363	4,812	5,922	(272)	(10)	20,971	405	77	1,999
JPMorgan Small Cap Growth Fund Class R6 Shares (a) *	10,746	1,411	2,221	(501)	1,053	10,488	576	—	35
JPMorgan Small Cap Value Fund Class R6 Shares (a)	11,022	2,444	2,612	(294)	(89)	10,471	435	110	693
JPMorgan U.S. Equity Fund Class R6 Shares (a)	209,681	20,658	69,099	2,925	6,285	170,450	9,254	1,837	6,519

JPMorgan SmartRetirement® 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended March 31, 2023
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (a) (b)	$159,349	$389,185	$468,907	$—	$—	$79,627	79,627	$2,959	$—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	207,883	16,335	68,489	(9,707)	24,458	170,480	5,422	1,920	2,642
Total	$2,164,032	$579,392	$1,072,025	$(38,091)	$67,929	$1,701,237		$41,990	$14,164

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.
*	Non-income producing security.